Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Party Balances and Transactions

8.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties is as follows:

	December 31	December 31
Payables to related parties	2018	2017
Hunter Dickinson Services Inc. (b)	$401	$540
Key management personnel (a)	104	93
RSU liability	80	419
Total payables to related parties	$585	$1,052

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation (note 2(d)). Details between the Group and other related parties are disclosed below:

(a)	Transactions and Balances with Key Management Personnel (“KMP”)

The aggregate value of transactions with KMP, being the Group’s directors, Chief Financial Officer (“CFO”), Company Secretary, Executive Vice President (“EVP”), Environment and Sustainability, Vice President (“VP”), Corporate Communications, VP, Engineering and VP, Public Affairs, and Pebble Partnership (“PLP”) senior management including the Chief Executive Officer (“PLP CEO”), Executive VP (“EVP”), Public Affairs, Senior VP (“SVP”), Corporate Affairs, SVP Engineering, VP, Permitting, Chief of Staff and Chair of Pebble Mines Corp (“PMC Chair”), was as follows for each of the years ended December 31:

Transactions	2018	2017
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,595	$3,306
Amounts paid and payable to KMP [2]	3,991	2,438
Bonuses paid to KMP [3]	1,430	1,660
	8,016	7,404
Share-based compensation [4]	3,681	4,650
Total compensation	$11,697	$12,054

Notes to previous table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. (“HDSI”) (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI (“HDUS”). The Group reimburses HDUS for costs incurred.

3.	In 2018 incentive bonuses were paid to the EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering and VP Permitting and a performance bonus was paid to the PLP CEO for the 2017 fiscal year. In 2017, the PLP CEO was paid performance bonuses for the 2016 and 2015 fiscal years respectively.

4.	Includes cost of RSUs and share purchase options issued and / or vesting during the respective periods.

RSUs

During the year ended December 31, 2018, the Group settled vested KMP RSUs by issuing 434,742 shares. In the prior year, the Group made an aggregate cash payment of $1,098 to settle vested KMP RSUs (note 7(f)).

Options

No options were exercised by KMP during the year ended December 31, 2018. In the prior year, KMP exercised 218,800 options with a weighted average exercise price of $0.47 and a weighted average market price on exercise of $2.36 for proceeds to the Group of $103.

(b)	Transactions and Balances with other Related Parties

Hunter Dickinson Services Inc. is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2018, and 2017, the aggregate value of transactions were as follows:

Transactions	2018	2017
Services rendered by HDSI:	$5,636	$5,219
Technical	2,683	2,329
Engineering	1,199	741
Environmental	706	736
Socioeconomic	462	699
Other technical services	316	153
General and administrative	2,953	2,890
Management, corporate communications, secretarial, financial and administration	2,326	2,225
Shareholder communication	627	665
Reimbursement of third party expenses	891	658
Conferences and travel	502	309
Insurance	70	62
Office supplies and information technology	319	287

Total value of transactions	$6,527	$5,877